SSgA FUNDS

909 A STREET

TACOMA, WA  98402

253-627-7001

FAX 253-439-3286

August 20, 2007	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

450 - 5th Street N.W.

Judiciary Plaza

Washington, D.C.  20549

RE:	SSgA Funds
Rule 497(j) Certification to
Post-Effective Amendment No. 97 Under the 1933 Act
	File No.	33-19229
811-5430

Ladies and Gentlemen:

I serve as Legal Counsel to Russell Investment Management Company, the Administrator of the SSgA Funds (the “Investment Company”).  I also serve as an officer of the Investment Company.

I have reviewed the Investment Company’s Post-Effective Amendment No. 97 to the Investment Company’s Registration Statement to be filed with the Securities and Exchange Commission under the Securities Act of 1933.  I hereby certify that the form of prospectus and Statement of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 97 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 97 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on August 15, 2007.

Very truly yours,

Elliot S. Cohen

Assistant Secretary and

Associate Counsel